Templeton Global Investment Trust
Statement of Investments, June 30, 2020 (unaudited)
Templeton Emerging Markets Small Cap Fund
		Industry	Shares	Value
	Common Stocks 95.3%
	Brazil 3.3%
	Arezzo Industria e Comercio SA	Textiles, Apparel & Luxury Goods	236,100	$2,080,119
	Duratex SA	Paper & Forest Products	2,889,000	6,833,531
	Grendene SA	Textiles, Apparel & Luxury Goods	1,544,611	2,082,475
	Ser Educacional SA	Diversified Consumer Services	902,500	2,489,975
				13,486,100
	China 17.9%
	Amvig Holdings Ltd.	Containers & Packaging	5,322,000	961,325
	Asia Cement China Holdings Corp.	Construction Materials	1,030,500	1,018,248
[a,b]	Baozun Inc., ADR	Internet & Direct Marketing Retail	290,861	11,183,605
[c]	China Education Group Holdings Ltd., Reg S	Diversified Consumer Services	775,000	1,249,804
	Chinasoft International Ltd.	IT Services	6,730,000	3,707,814
	COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	3,807,506	2,053,760
	Fanhua Inc., ADR	Insurance	64,600	1,292,646
	Health & Happiness H&H International Holdings Ltd.	Food Products	3,387,800	15,398,217
[a]	Huami Corp., ADR	Electronic Equipment, Instruments & Components	699,905	8,650,826
[a]	Huaxin Cement Co. Ltd., B	Construction Materials	2,466,374	4,504,628
	JNBY Design Ltd.	Textiles, Apparel & Luxury Goods	3,229,000	3,250,858
	Ju Teng International Holdings Ltd.	Electronic Equipment, Instruments & Components	5,660,000	2,076,905
	Luye Pharma Group Ltd.	Pharmaceuticals	9,551,500	5,872,599
[a]	Noah Holdings Ltd., ADR	Capital Markets	148,886	3,792,126
	TravelSky Technology Ltd., H	IT Services	584,200	1,034,339
	Uni-President China Holdings Ltd.	Food Products	2,944,000	2,944,879
	Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	11,349,937	3,806,189
				72,798,768
	Czech Republic 0.6%
	Moneta Money Bank AS	Banks	1,080,557	2,446,717
	Egypt 0.5%
[a]	Integrated Diagnostics Holdings PLC	Health Care Providers & Services	502,799	1,923,206
	Georgia 0.5%
[a]	Georgia Capital PLC	Capital Markets	163,865	937,518
[a]	Georgia Healthcare Group PLC	Food & Staples Retailing	1,097,145	1,302,322
				2,239,840
	Hong Kong 2.2%
	I.T Ltd.	Specialty Retail	8,854,295	1,299,925
	Luk Fook Holdings (International) Ltd.	Specialty Retail	3,452,000	7,504,831
				8,804,756
	Hungary 2.5%
	Richter Gedeon Nyrt	Pharmaceuticals	481,260	9,981,225
	India 13.3%
	Bajaj Holdings & Investment Ltd.	Diversified Financial Services	484,898	16,341,402
	Dalmia Bharat Ltd.	Construction Materials	349,776	3,126,284
[a]	Equitas Holdings Ltd.	Banks	3,074,611	2,020,285
	Federal Bank Ltd.	Banks	7,756,637	5,252,915
Quarterly Statement of Investments  |  See Notes to Statement of Investments.  |  1

Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	India (continued)
	Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	378,762	$2,259,320
	JK Cement Ltd.	Construction Materials	350,133	6,386,778
	Redington India Ltd.	Electronic Equipment, Instruments & Components	4,149,268	4,827,676
	Tata Chemicals Ltd.	Chemicals	1,092,500	4,500,752
	Tata Consumer Products Ltd.	Food Products	1,053,427	5,407,028
	Vardhman Textiles Ltd.	Textiles, Apparel & Luxury Goods	468,044	4,065,628
				54,188,068
	Malaysia 0.6%
	7-Eleven Malaysia Holdings Bhd.	Food & Staples Retailing	7,817,103	2,459,189
	Mexico 0.7%
	Grupo Herdez SAB de CV	Food Products	900,774	1,331,736
	Nemak SAB de CV	Auto Components	6,720,300	1,406,826
				2,738,562
	Nigeria 0.1%
	UAC of Nigeria PLC	Food Products	17,432,007	334,712
	Peru 1.1%
	Intercorp Financial Services Inc.	Banks	162,200	4,290,190
	Philippines 1.7%
	DMCI Holdings Inc.	Industrial Conglomerates	15,192,600	1,257,765
	International Container Terminal Services Inc.	Transportation Infrastructure	2,789,320	5,750,681
				7,008,446
	Poland 1.2%
	Stock Spirits Group PLC	Beverages	1,758,284	5,088,951
	Russia 0.7%
[a]	Mail.Ru Group Ltd., GDR	Interactive Media & Services	123,126	2,777,291
	Saudi Arabia 2.2%
	Mouwasat Medical Services Co.	Health Care Providers & Services	368,974	8,905,531
	South Africa 0.3%
[a]	Massmart Holdings Ltd.	Food & Staples Retailing	801,259	1,062,565
	South Korea 9.7%
	Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	151,533	4,483,682
	Hankook Technology Group Co. Ltd.	Auto Components	357,000	3,875,952
	Hans Biomed Corp.	Biotechnology	288,514	4,695,712
	Interojo Co. Ltd.	Health Care Equipment & Supplies	46,198	915,457
	I-Sens Inc.	Health Care Equipment & Supplies	158,283	3,341,681
	Mando Corp.	Auto Components	156,920	2,960,074
	Sebang Global Battery Co. Ltd.	Auto Components	147,555	3,775,575
	Silicon Works Co. Ltd.	Semiconductors & Semiconductor Equipment	161,801	5,247,232
	Vieworks Co. Ltd.	Health Care Equipment & Supplies	151,355	4,204,926
[a]	Zinus Inc.	Household Durables	86,757	5,845,757
				39,346,048
	Sri Lanka 0.7%
[a]	Hemas Holdings PLC	Industrial Conglomerates	8,694,274	2,964,620
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Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund (continued)
		Industry	Shares	Value
	Common Stocks (continued)
	Taiwan 22.8%
	Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	460,400	$5,378,831
[a]	FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	22,481,900	8,762,872
	Flytech Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,761,220	4,262,486
	Merida Industry Co. Ltd.	Leisure Products	2,473,100	16,955,354
	Novatek Microelectronics Corp. Ltd.	Semiconductors & Semiconductor Equipment	1,999,000	15,580,821
	Pacific Hospital Supply Co. Ltd.	Health Care Equipment & Supplies	436,000	1,308,209
[a]	PChome Online Inc.	Internet & Direct Marketing Retail	1,874,035	7,570,765
[a]	PharmaEssentia Corp.	Biotechnology	2,369,200	9,491,784
	Poya International Co. Ltd.	Multiline Retail	104,000	2,061,168
	Primax Electronics Ltd.	Technology Hardware, Storage & Peripherals	6,462,100	10,598,700
	Shin Zu Shing Co. Ltd.	Machinery	1,464,000	7,469,299
	St. Shine Optical Co. Ltd.	Health Care Equipment & Supplies	86,000	1,039,772
	TTY Biopharm Co. Ltd.	Pharmaceuticals	787,900	2,049,325
				92,529,386
	Thailand 2.0%
	Dynasty Ceramic PCL, fgn.	Building Products	23,444,540	1,522,222
	Major Cineplex Group PCL, fgn.	Entertainment	5,920,300	2,893,229
	TISCO Financial Group PCL, fgn.	Banks	1,608,600	3,633,777
				8,049,228
	Turkey 1.5%
[a]	Mavi Giyim Sanayi Ve Ticaret AS, B	Textiles, Apparel & Luxury Goods	449,962	3,125,520
	Soda Sanayii AS	Chemicals	3,397,306	3,033,329
				6,158,849
	United Arab Emirates 2.1%
[a]	Aramex PJSC	Air Freight & Logistics	8,924,018	8,383,973
	United States 1.4%
[a]	IMAX Corp.	Entertainment	495,458	5,554,084
	Vietnam 5.7%
	FPT Corp.	Electronic Equipment, Instruments & Components	3,514,627	6,962,642
[a]	Hoa Phat Group JSC	Metals & Mining	7,778,428	9,071,359
[a]	Masan Group Corp.	Food Products	902,560	2,111,292
	Vietnam Container Shipping JSC	Marine	1,132,140	1,311,005
[a]	Vincom Retail JSC	Real Estate Management & Development	3,589,152	3,856,380
				23,312,678
	Total Common Stocks (Cost $407,714,478)			386,832,983
	Preferred Stocks (Cost $4,139,414) 0.6%
	Chile 0.6%
[d]	Embotelladora Andina SA, 5.381%, pfd., A	Beverages	1,250,500	2,591,431
	Total Investments before Short Term Investments (Cost $411,853,892)			389,424,414
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Templeton Global Investment Trust
Statement of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund (continued)
		Shares	Value
	Short Term Investments 4.5%
	Money Market Funds (Cost $12,756,378) 3.1%
	United States 3.1%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 0.00%	12,756,378	$12,756,378
	Investments from Cash Collateral Received for Loaned Securities 1.4%
	Money Market Funds (Cost $5,643,522) 1.4%
	United States 1.4%
[e,f]	Institutional Fiduciary Trust Money Market Portfolio, 0.00%	5,643,522	5,643,522
	Total Investments (Cost $430,253,792) 100.4%		407,824,314
	Other Assets, less Liabilities (0.4)%		(1,820,261)
	Net Assets 100.0%		$406,004,053

See Abbreviations on page 7.
[a]Non-income producing.
[b]A portion or all of the security is on loan at June 30, 2020.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2020, the value of this security was $1,249,804, representing 0.3% of net assets.
[d]Variable rate security. The rate shown represents the yield at period end.
[e]See Note 5 regarding investments in affiliated management investment companies.
[f]The rate shown is the annualized seven-day effective yield at period end.
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Templeton Global Investment Trust
Notes to Statement Investments (unaudited)
1.  ORGANIZATION
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds, one of which are included in this report (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2.  FINANCIAL INSTRUMENT VALUATION
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At June 30, 2020, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
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Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)
3.  CONCENTRATION OF RISK
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Such risks may be greater when investing in emerging markets securities, of which frontier markets are a sub-set, due to underdeveloped legal, business, political or other frameworks necessary to support securities markets. Frontier markets generally have smaller economies and magnify the risks of investing in developing markets and may include the potential for extreme price volatility, government ownership, protectionist measures and unsettled securities laws. In addition, certain foreign securities may not be as liquid as U.S. securities, or may have restrictions or delays in repatriation into U.S. dollars.
4.  NOVEL CORONAVIRUS PANDEMIC
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5.  INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES
The Fund invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2020, investments in affiliated management investment companies were as follows:
	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Investment Income
Non-Controlled Affiliates
								Dividends
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	$1,958,014	$45,423,141	$(34,624,777)	$ —	$ —	$12,756,378	12,756,378	$234
								Income from securities loaned
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	2,811,982	14,629,115	(11,797,575)	—	—	5,643,522	5,643,522	136
Total Affiliated Securities	$4,769,996	$60,052,256	$(46,422,352)	$ —	$ —	$18,399,900		$370
6.  FAIR VALUE MEASUREMENTS
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
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Templeton Global Investment Trust
Notes to Statement of Investments (unaudited)
A summary of inputs used as of June 30, 2020, in valuing the Fund’s assets carried at fair value, is as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$25,880,528	$46,918,240	$—	$72,798,768
Czech Republic	—	2,446,717	—	2,446,717
Georgia	1,302,322	937,518	—	2,239,840
Hong Kong	—	8,804,756	—	8,804,756
Hungary	—	9,981,225	—	9,981,225
India	—	54,188,068	—	54,188,068
Malaysia	—	2,459,189	—	2,459,189
Philippines	—	7,008,446	—	7,008,446
Poland	—	5,088,951	—	5,088,951
Russia	—	2,777,291	—	2,777,291
Saudi Arabia	—	8,905,531	—	8,905,531
South Africa	—	1,062,565	—	1,062,565
South Korea	—	39,346,048	—	39,346,048
Taiwan	—	92,529,386	—	92,529,386
Thailand	—	8,049,228	—	8,049,228
Turkey	—	6,158,849	—	6,158,849
United Arab Emirates	—	8,383,973	—	8,383,973
Vietnam	—	23,312,678	—	23,312,678
All Other Equity Investments	33,882,905	—	—	33,882,905
Short Term Investments	18,399,900	—	—	18,399,900
Total Investments in Securities	$79,465,655	$328,358,659	$ —	$407,824,314

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks.
7.  SUBSEQUENT EVENTS
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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